Operating income by geographic (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
Increase decrease in revenue by geographic area		633,000,000	963,000,000
UNITED STATES
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		3,271,000,000	2,879,000,000	2,906,000,000
Increase decrease in revenue by geographic area		392,000,000	(27,000,000)
POLAND
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		2,119,000,000	2,160,000,000	1,842,000,000
Increase decrease in revenue by geographic area		(41,000,000)	318,000,000
SPAIN
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		1,582,000,000	1,475,000,000	1,154,000,000
Increase decrease in revenue by geographic area		107,000,000	321,000,000
UNITED KINGDOM
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		809,000,000	771,000,000	708,000,000
Increase decrease in revenue by geographic area		38,000,000	63,000,000
CANADA
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		246,000,000	161,000,000	100,000,000
Increase decrease in revenue by geographic area		85,000,000	61,000,000
Other countries [Member]
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue		1,120,000,000	1,068,000,000	€ 841,000,000
Increase decrease in revenue by geographic area		€ 52,000,000	€ 227,000,000